Commercial Papers - Additional Information (Detail) - CNY (¥) ¥ in Millions	Aug. 10, 2017	Aug. 07, 2017	Jul. 06, 2017	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Commercial papers				¥ 8,991
China United Network Communications Corporation Limited ("CUCL") [member] | 2017 super short term commercial papers [member] | Tranche four [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers			¥ 1,000
Bonds, maturity period			270 days
Commercial papers interest			4.38%
China United Network Communications Corporation Limited ("CUCL") [member] | 2017 super short term commercial papers [member] | Tranche six [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers		¥ 4,000
Bonds, maturity period		270 days
Commercial papers interest		4.26%
China United Network Communications Corporation Limited ("CUCL") [member] | 2017 super short term commercial papers [member] | Tranche seven [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers	¥ 4,000
Bonds, maturity period	270 days
Commercial papers interest	4.23%